Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (61,825)
Ending balance	(65,089)	$ (9,163)	¥ (61,825)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(61,825)	(8,703)	(65,544)
Provision made to consolidated statement of profit or loss	(14,457)	(2,035)	(11,458)
Utilization	11,565	1,628	15,177
Ending balance	¥ (64,717)	$ (9,110)	¥ (61,825)